Statements of Operations (Unaudited) - USD ($)	3 Months Ended			6 Months Ended	30 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2013
Income Statement [Abstract]
Revenue		$ 1,800	$ 6,000	$ 8,500	$ 35,920
Cost of Revenue		1,195			3,090
Gross Profits		605	(6,000)	8,500	32,830
Operating Expenses
General and administrative expenses	677	1,582	7,677	9,485	36,888
Research and development costs	677	1,582	7,677	9,485	36,888
Total Operating Expenses	(677)	(977)	(13,677)	(985)	(4,058)
Other income (expenses)	46	91	52	122	528
Interests income (expenses)	(631)	(886)	(13,625)	(863)	(3,530)
Income before income taxes					(35)
Provision for income taxes	$ (631)	(886)	$ (13,625)	(863)	(3,565)
Net income		$ (886)		$ (863)	$ (3,566)
Net earning per share
Basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)
Weighted average shares outstanding:
Basic and diluted	1,108,596	1,108,596	1,108,596	1,108,596	1,082,342